UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-05620

                                                         The Zweig Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

101 Munson Street

                                             Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

                                                     Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 272-2700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

THE ZWEIG TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	Par	Value
INVESTMENTS
U.S. GOVERNMENT SECURITIES—15.9%
U.S. Treasury Inflation Indexed Bonds
2.000%, 1/15/16(3)	$29,442	$30,199
2.375%, 1/15/17(3)	35,931	38,073
U.S. Treasury Note 2.250%, 11/15/24	10,000	10,280
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $74,912)		78,552
CORPORATE BONDS AND NOTES—8.0%
Consumer Discretionary—1.3%
Comcast Cable Communications Holdings, Inc. 9.455%, 11/15/22	1,534	2,232
Historic TW, Inc. 6.625%, 5/15/29	2,000	2,582
Time Warner, Inc. 2.100%, 6/1/19	1,500	1,508

		6,322

Consumer Staples—0.4%
Anheuser-Busch Inbev Worldwide, Inc. 7.750%, 1/15/19	1,500	1,814

		1,814

	Par	Value
Energy—0.4%
Chevron Corp. 3.191%, 6/24/23	$2,000	$2,083

		2,083

Financials—1.3%
Ford Motor Credit Co. LLC 5.000%, 5/15/18	2,000	2,181
General Electric Capital Corp. 3.150%, 9/7/22	2,000	2,071
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	2,000	2,335

		6,587

Industrials—3.4%
Burlington Northern Santa Fe LLC 3.450%, 9/15/21	1,000	1,062
CSX Corp. 6.250%, 3/15/18	4,000	4,537
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	4,814	5,593
9.000%, 8/15/21	1,000	1,310
Parker Hannifin Corp. 5.500%, 5/15/18	1,000	1,119
Parker-Hannifin Corp. 3.300%, 11/21/24	1,000	1,050
Tyco International Finance SA 8.500%, 1/15/19	1,800	2,188

		16,859

See notes to schedule of investments

THE ZWEIG TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	Par	Value
Materials—0.7%
Du Pont (E.I.) de Nemours & Co. 2.800%, 2/15/23	$2,000	$1,997
Monsanto Co. 5.500%, 8/15/25	1,401	1,686

		3,683

Telecommunication Services—0.5%
Verizon Communications, Inc. 5.150%, 9/15/23	2,000	2,293

		2,293
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $37,078)		39,641

	Number of Shares
COMMON STOCKS—69.2%
Consumer Discretionary—11.6%
American Eagle Outfitters, Inc.	455,000	7,771
Ford Motor Co.	490,000	7,909
GameStop Corp. Class A	63,000	2,392
General Motors Co.	88,000	3,300
Lear Corp.	53,000	5,873
Macy’s, Inc.	97,000	6,296
Michael Kors Holdings Ltd.(2)	56,000	3,682
Regal Entertainment Group Class A	353,000	8,063
Royal Caribbean Cruises Ltd.	78,000	6,384
Viacom, Inc. Class B	78,000	5,327

		56,997

Consumer Staples—3.2%
Altria Group, Inc.	61,000	3,051
Archer-Daniels-Midland Co. (The)	117,000	5,546
PepsiCo, Inc.	76,000	7,267

		15,864

Energy—6.3%
Buckeye Partners LP	42,000	3,172
Continental Resources, Inc.(2)	92,000	4,018
Schlumberger Ltd.	75,000	6,258

	Number of Shares	Value
Energy (continued)
Suncor Energy, Inc.	262,000	$7,663
TOTAL SA Sponsored ADR	52,000	2,582
Valero Energy Corp.	119,000	7,571

		31,264

Financials—8.7%
BB&T Corp.	178,000	6,940
BlackRock, Inc.	17,700	6,476
Blackstone Group LP (The)	217,000	8,439
Goldman Sachs Group, Inc. (The)	31,000	5,827
JPMorgan Chase & Co.	114,000	6,906
Lincoln National Corp.	93,000	5,344
Royal Bank of Canada	48,000	2,897

		42,829

Health Care—11.7%
Abbott Laboratories	131,000	6,069
Becton, Dickinson & Co.	41,000	5,887
Biogen, Inc.(2)	10,100	4,265
Eli Lilly & Co.	45,000	3,269
Gilead Sciences, Inc.	59,000	5,790
GlaxoSmithKline plc Sponsored ADR	70,000	3,230
HCA Holdings, Inc.(2)	55,000	4,138
Merck & Co., Inc.	58,000	3,334
Pfizer, Inc.	97,000	3,375
Quest Diagnostics, Inc.	25,000	1,921
St. Jude Medical, Inc.	87,000	5,690
UnitedHealth Group, Inc.	49,000	5,796
Zimmer Holdings, Inc.	41,000	4,818

		57,582

Industrials—11.2%
Alaska Air Group, Inc.	90,000	5,956
Cummins, Inc.	45,000	6,239
FedEx Corp.	28,000	4,633
General Electric Co.	132,000	3,275
L-3 Communications Holdings, Inc.	47,000	5,912
Lockheed Martin Corp.	16,400	3,329
Parker Hannifin Corp.	49,000	5,820
Southwest Airlines Co.	108,000	4,784
Trinity Industries, Inc.	176,000	6,250
Union Pacific Corp.	48,000	5,199
United Rentals, Inc.(2)	45,000	4,102

		55,499

See notes to schedule of investments

THE ZWEIG TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	Number of Shares	Value
Information Technology—10.4%
Apple, Inc.	46,000	$5,724
Canon, Inc. Sponsored ADR	94,000	3,325
EMC Corp.	216,000	5,521
Facebook, Inc. Class A(2)	51,000	4,193
Google, Inc. Class A(2)	2,800	1,553
Google, Inc. Class C(2)	4,900	2,685
Intel Corp.	183,000	5,722
MasterCard, Inc. Class A	57,000	4,924
Micron Technology, Inc.(2)	135,000	3,662
QUALCOMM, Inc.	89,000	6,171
Western Digital Corp.	56,000	5,097
Western Union Co. (The)	128,000	2,664

		51,241

Materials—3.2%
CF Industries Holdings, Inc.	19,000	5,390
Hi-Crush Partners LP	61,291	2,150
Mosaic Co. (The)	119,000	5,481
Potash Corp. of Saskatchewan, Inc.	92,000	2,967

		15,988

Telecommunication Services—2.2%
AT&T, Inc.	97,000	3,167
Verizon Communications, Inc.	160,000	7,781

		10,948

Utilities—0.7%
Southern Co.	74,000	3,277

		3,277
TOTAL COMMON STOCKS (Identified Cost $267,563)		341,489
CLOSED END FUND—0.7%
Templeton Dragon Fund, Inc.	131,000	3,254
TOTAL CLOSED END FUND (Identified Cost $2,372)		3,254
TOTAL LONG TERM INVESTMENTS—93.8%
(Identified Cost $381,925)		462,936

	Number of Shares	Value
SHORT-TERM INVESTMENT—5.9%
Money Market Mutual Fund—5.9%
Fidelity Money Market Portfolio—Institutional Shares (seven-day effective yield 0.140%)	29,098,110	$29,098
Total Short-Term Investment (Identified Cost $29,098)		29,098
TOTAL INVESTMENTS (Identified Cost $411,023)—99.7%		492,034	(1)
Other assets and liabilities, net—0.3%		1,720

NET ASSETS—100.0%		$493,754

(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.

Country Weightings†
United States	91%
Canada	3
Liberia	1
Bermuda	1
British Virgin Islands	1
Japan	1
China	1
Other	1
Total	100%
† % of total investments as of March 31, 2015

See notes to schedule of investments

THE ZWEIG TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

The following table provides a summary of inputs used to value the Fund’s net assets as of March 31, 2015 (See Security Valuation Note 1A in the Notes to Schedule of Investments.):

	Total Value at March 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
U.S. Government Securities	$78,552	—	$78,552
Corporate Bonds	39,641	—	39,641
Equity Securities:
Common Stocks	341,489	$341,489	—
Closed End Fund	3,254	3,254	—
Short-Term Investment	29,098	29,098	—

Total Investments	$492,034	$373,841	$118,193

There are no Level 3 (significant unobservable input) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

See notes to schedule of investments

THE ZWEIG TOTAL RETURN FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

Note 1. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation:

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Directors (the “Board”, or the “Directors”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board, and convenes independently from portfolio management. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Internal fair valuations are reviewed and ratified by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. It is the Fund’s policy to recognize transfers at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities)

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its

THE ZWEIG TOTAL RETURN FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore dealer supplied prices are utilized representing indicative bids based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts and equity-linked instruments, are valued based on inputs observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income:

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

THE ZWEIG TOTAL RETURN FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

C.	Foreign Currency Translation:

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

D.	Short Sales:

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased by, and any realized loss increased by, the amount of transaction costs. Dividends on short sales are recorded as an expense to the Fund on ex-dividend date. Short selling used in the management of the Fund may accelerate the velocity of potential losses if the prices of securities sold short appreciate quickly. Stocks purchased may decline in value at the same time stocks sold short may appreciate in value, thereby increasing potential losses.

Investors should also note that the Fund can also gain economic exposure to being short securities by purchasing (being “long”) certain ETFs that seek to be valued inversely to an underlying index. Such ETFs in which the Fund may invest can also be “levered” so as to provide up to three times the economic exposure relative to the change in valuation of an underlying index.

Note 2. Indemnifications

Under the Fund’s organizational documents and related agreements, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

Note 3. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

THE ZWEIG TOTAL RETURN FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objectives. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 4. Federal Income Tax Information

($ reported in thousands)

At March 31, 2015, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Investments	$411,402	$88,859	$(8,227)	$80,632

Note 5. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events that require recognition or disclosure in these financial statements.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Zweig Total Return Fund, Inc.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	05/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	05/29/15

By (Signature and Title)*	/s/ W. Patrick Bradley

W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	05/29/15

* Print the name and title of each signing officer under his or her signature.